TRADE RECEIVABLES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Total trade receivables percent	38.00%	3.00%
Customer B [Member]
Total trade receivables percent	15.00%	47.00%	35.00%
Trade Receivables		$ 346,000	$ 342,000
Customer C [Member]
Total trade receivables percent		12.00%	18.00%
Trade Receivables		$ 91,000	$ 179,000